CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue from fees (including related party revenues of $653,471, $445,866 and $91,740 for the years ended December 31, 2022, 2021 and 2020, respectively)		$ 685,414	$ 445,866	$ 91,740
Other Income
Interest income		57,758	28,877	6,993
Investment income (loss)	[1]	5,756	(155)	277
Total Revenue and Other Income		748,928	474,588	99,010
Costs and Operating Expenses
Production costs		451,084	232,324	49,085
Research and development		150,933	66,211	12,332
Sales and marketing		104,203	49,627	5,668
General and administrative		294,213	132,235	10,672
Total Costs and Operating Expenses		1,000,433	480,397	77,757
Operating Income (Loss)		(251,505)	(5,809)	21,253
Other income (loss), net		(24,869)	(55,839)	(55)
Income (Loss) Before Income Taxes		(276,374)	(61,648)	21,198
Income tax expense (benefit)		16,400	7,875	1,276
Net Income (Loss) Including Noncontrolling Interests		(292,774)	(69,523)	19,922
Less: Net income (loss) attributable to noncontrolling interests		9,547	21,628	5,452
Net Income (Loss) Attributable to Pagaya Technologies Ltd.		(302,321)	(91,151)	14,470
Per share data:
Less: Undistributed earnings allocated to participating securities		12,205	19,558	9,558
Less: Deemed dividend distribution		0	23,612	0
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders		$ (314,526)	$ (134,321)	$ 4,912
Net income (loss) per share attributable to Pagaya Technologies Ltd.:
Basic (in dollars per share)	[2]	$ (0.69)	$ (0.69)	$ 0.03
Diluted (in dollars per share)	[2]	$ (0.69)	$ (0.69)	$ 0.02
Weighted average shares outstanding:
Basic (in shares)	[2]	459,044,846	195,312,586	191,146,436
Diluted (in shares)	[2]	459,044,846	195,312,586	206,915,248

[1]	Includes income from proprietary investments.
[2]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.